Property, Plant and Equipment - Carrying Values of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 268,107	$ 270,399	$ 276,221	$ 283,468	$ 294,324	$ 322,969
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	559,773				562,003
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(290,970)				(264,020)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(696)				(3,659)
Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	240,814				263,590	288,866
Owned assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	506,012				505,571
Owned assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(265,069)				(240,834)
Owned assets | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(129)				(1,147)
Owned assets | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	43,937				43,914	50,257
Owned assets | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	43,937				43,914
Owned assets | Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0				0
Owned assets | Land | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0				0
Owned assets | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	131,343				143,867	151,623
Owned assets | Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	242,939				242,052
Owned assets | Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(111,596)				(97,885)
Owned assets | Buildings | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0				(300)
Owned assets | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,153				25,685	25,618
Owned assets | Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,153				26,330
Owned assets | Construction in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0				0
Owned assets | Construction in progress | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0				(645)
Owned assets | Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,196				1,198	1,723
Owned assets | Computer software & equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	31,963				31,333
Owned assets | Computer software & equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(30,767)				(30,135)
Owned assets | Computer software & equipment | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0				0
Owned assets | Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	995				1,456	1,796
Owned assets | Furniture & fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,614				7,900
Owned assets | Furniture & fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,619)				(6,444)
Owned assets | Furniture & fixtures | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0				0
Owned assets | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	36,190				47,470	57,849
Owned assets | Production & other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	152,406				154,042
Owned assets | Production & other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(116,087)				(106,370)
Owned assets | Production & other equipment | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(129)				(202)
Right-of-use leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,293				30,734	34,103
Right-of-use leased assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	53,761				56,432
Right-of-use leased assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(25,901)				(23,186)
Right-of-use leased assets | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(567)				(2,512)
Right-of-use leased assets | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,629				12,289	12,545
Right-of-use leased assets | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,494				13,890
Right-of-use leased assets | Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,865)				(1,601)
Right-of-use leased assets | Land | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0				0
Right-of-use leased assets | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,388				18,100	20,953
Right-of-use leased assets | Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,801				37,252
Right-of-use leased assets | Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(18,846)				(16,640)
Right-of-use leased assets | Buildings | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(567)				(2,512)
Right-of-use leased assets | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	276				345	$ 605
Right-of-use leased assets | Production & other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,466				5,290
Right-of-use leased assets | Production & other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,190)				(4,945)
Right-of-use leased assets | Production & other equipment | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0				$ 0